Share Capital and Reserves (Tables)	6 Months Ended
Jun. 30, 2025
Share Capital and Reserves [Abstract]
Schedule of Composition of Share Capital	Composition of share capital
	June 30, 2025		December 31, 2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Unaudited		Audited
Ordinary shares, par value NIS 0.01 each	10,000,000,000	3,741,252,546	1,000,000,000	415,103,076

Schedule of Changes in the Issued and Outstanding Capital	Changes in the issued and outstanding capital
Six months period ended June 30, 2025
Unaudited

Balance as of January 1, 2025	415,103,076
Issuance of Advance Shares resulted from partial exercise of Commitment Amount under equity line and partial repayment of Promissory Notes (see Note 3 above)	3,130,608,000
Issuance of shares as part of shelf prospectus through public offering transaction	195,428,970
Exercise of restricted shares units into ordinary shares	112,500
Balance as of June 30, 2025	3,741,252,546